N-2	May 11, 2026
Cover [Abstract]
Entity Central Index Key	0001843974
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	Destiny Tech100 Inc.
Entity Address, Address Line One	1401 Lavaca Street
Entity Address, Address Line Two	#144
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	415
Local Phone Number	639-9966
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1401 Lavaca Street
Entity Address, Address Line Two	#144
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
Contact Personnel Name	Sohail Prasad